FOREIGN EXCHANGE (GAIN) LOSS - Summary of Foreign Exchange (Gain) Loss (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD CAD / $		Dec. 31, 2016 CAD CAD / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
Currency exchange rate (Cdn$1 U.S.$) at beginning of year | CAD / $	0.74		0.72
Currency exchange rate (Cdn$1 U.S.$) at year end | CAD / $	0.80		0.74
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	CAD (51.4)	[1]	CAD 33.4
Net realized foreign exchange (gain) loss	38.4	[1]	(46.5)
Foreign exchange risk management contracts
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	14.2		86.0
US foreign exchange risk management contracts
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	15.0		80.6
UK foreign exchange risk management contracts
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	(0.8)		5.4
Foreign currency swap contract
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net realized foreign exchange (gain) loss	37.6
Foreign denominated debt
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	(65.6)		(52.6)
US dollar denominated debt
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	(66.1)		(46.8)
U.K. pound sterling denominated term notes
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	CAD 0.5		CAD (5.8)

[1]	See Notes 2 and 14.